Cash distributions and earnings per unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended		6 Months Ended		7 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jul. 31, 2022	Jul. 31, 2021
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Description of the distribution amount per unit for all classes of units					The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.
Potential common units					42,916	86,350
Quarterly Cash Distribution [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution Made to Limited Liability Company (LLC) Member, Distributions Declared, Per Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.05			$ 0.05	$ 0.05
Distribution Made to Limited Partner, Distribution Date	Feb. 11, 2022	Feb. 12, 2021	May 12, 2022	May 14, 2021			Aug. 12, 2022	Aug. 12, 2021
Distribution Made to Limited Partner, Date of Record	Feb. 09, 2022	Feb. 09, 2021	May 09, 2022	May 11, 2021			Aug. 09, 2022	Aug. 09, 2021
Distribution Made to Limited Partner, Cash Distributions Paid	$ 1,541	$ 579	$ 1,541	$ 1,127			$ 1,541	$ 1,384